INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current Tax Expense (Benefit):
Federal			$ 0	$ 8
Total Current Tax Expense			0	8
Deferred Tax Expense:
Total deferred tax expense			(163)	102
Income tax expense on continuing operations	$ 1	$ 0	(163)	110
Income tax expense applicable to continuing and discontinued operations
Income tax expense on continuing operations	$ 1	$ 0	(163)	110
Income tax expense (benefit) on discontinued operations			0	251
Total income tax expense			(163)	361
Net current deferred tax asset:
Allowance for doubtful accounts			4,475	5,839
Accrued expenses			3,374	1,047
Net long-term deferred tax asset (liability):
Net operating loss carry forwards			21,624	21,521
Property, equipment & intangibles			(4,004)	(4,526)
Stock based compensation			268	125
Convertible debt adjustments			261	206
Total deferred tax assets			25,998	24,212
Valuation allowance			(26,224)	(24,601)
Net deferred tax liability			$ (226)	$ (389)
Differences between income taxes computed at the federal statutory rate and the provision for income taxes
Federal income tax at statutory rate (as a percent)			34.00%	34.00%
State and local taxes (as a percent)			(0.40%)	2.40%
Consolidated VIE LLCs (as a percentage)			0.00%	1.00%
Nondeductible expenses (as a percent)			(20.60%)	(7.30%)
Other (as a percent)			(0.10%)	(2.60%)
Change in valuation allowance (as a percent)			(11.70%)	(28.80%)
Effective tax rate (as a percent)			1.20%	(1.30%)
Operating Loss Carryforwards [Line Items]
Deferred Federal tax expense			$ (163)	$ 102
Deferred tax liability			(226)	$ (389)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards			65,100
State
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards			$ 44,500